S000028690 [Member] Investment Objectives and Goals - Variable Portfolio - Partners Core Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Variable Portfolio – Partners Core Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.